Research and Development, Net - Schedule of Research and Development, Net (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Research and Development, Net [Abstract]
Research and preclinical studies	$ 747,026	$ 1,159,147	$ 2,380,942
Salaries, regulatory, professional and other expenses	542,615	469,667	666,125
Share-based compensation (Notes 6, 10 and 11)	132,502	45,870	213,299
Reimbursements (Note 6)	(50,319)	(141,409)	(194,205)
Amortization of intangible assets	10,984	10,954	14,830
Total research and development, net	$ 1,382,808	$ 1,544,229	$ 3,080,991